SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

As of December 31, 2013 and 2014, the Company’s short-term investments consisted of interest-bearing deposits placed with financial institutions with remaining maturities over three months but less than twelve months. The interest rates earned on the deposits ranged from 1.5% to 3.08% per annum with a weighted-average remaining maturity of 0.69 years. During the years ended December 31, 2012, 2013 and 2014, the Company recorded interest income from short-term investments of RMB33,253, RMB23,185 and RMB53,977 (US$8,700) in the consolidated statements of comprehensive loss, respectively.

As of December 31, 2013 and 2014, the amount of interest-bearing deposits with original maturities over three months but less than twelve months held in financial institutions by geographic location was as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
The PRC	1,195,393	4,021,199	648,100
Hong Kong	214,046	—	—
Total	1,409,439	4,021,199	648,100

As of December 31, 2013 and 2014, the Company’s interest-bearing deposits denominated in Renminbi and U.S. dollars were as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Renminbi	—	40,249	6,487
U.S. dollars	1,409,439	3,980,950	641,613
Total	1,409,439	4,021,199	648,100